UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Item 1. Reports to Stockholders.

(a.)

Semi-Annual Report

January 31, 2021

US Vegan Climate ETF

Ticker: VEGN

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

US Vegan Climate ETF

US Vegan Climate ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

As CEO of Beyond Investing, I would like to express our sincere appreciation for the confidence you have placed in us by investing in the US Vegan Climate ETF (“VEGN” or the “Fund”). The following information pertains to the period from the last year end of July 31, 2020 through January 31, 2021 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Beyond Investing US Vegan Climate Index® (“VEGAN” or the “Index”). The Index, developed by Beyond Investing, is a passive, rules-based index of mainly U.S. large cap stocks, screened according to vegan and climate-conscious principles.

Taking the largest 500 stocks in the U.S. market, VEGAN excludes companies engaged in animal exploitation, defense, human rights abuses, fossil fuels extraction and energy production, and other environmentally damaging activities. VEGAN includes mid cap stocks that replace companies in sectors that become underweight through their exclusions.

The Fund had positive performance during the current fiscal period. The market price for VEGN increased 18.81% over the current fiscal period and the NAV increased 18.47%, while the S&P 500® Index, a broad market index, gained 14.47% over the same period. The Fund’s Index increased by 18.99% over the same period. Meanwhile, outstanding shares ended the period at 1,125,000.

For the current fiscal period, the top five contributors to Fund performance contributed the following amounts:

Apple, Inc.	5.40%
Alphabet, Inc.	4.22%
Tesla, Inc.	3.66%
Microsoft Corporation	3.29%
Intel Corporation	2.17%

For the current fiscal period, the bottom five contributors to Fund performance detracted by the following amounts:

Fidelity National Financial, Inc.	-0.33%
American Tower Corporation	-0.32%
Verizon Communications, Inc.	-0.24%
S&P Global, Inc.	-0.17%
Splunk, Inc.	-0.12%

Factors impacting market performance in the second half of 2020 into 2021, using the S&P 500® Index as a market benchmark, were deficit-financed fiscal support, Federal Reserve easing and strong buying by retail investors.

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

In the second half of 2020 into 2021, the Fund benefited from its high exposure to tech stocks, as well as to a lesser extent financials. Having a lower exposure to the healthcare sector, and particularly pharma stocks, due to their reliance on animal testing, meant that the Fund did not participate in the strength of this sector, however its overweights to other strongly performing sectors more than compensated for this underweight to pharma.

Looking at the impact of our exclusions, the avoidance of exposure to stocks involved in animal testing and animal-derived products, was the main reason for outperformance. Many of the excluded stocks in the consumer and hospitality sector continued to underperform thanks to measures taken to address the COVID-19 pandemic. Exclusions made for reasons of exposure to animals in sport and entertainment, investment in, burning of and production of fossil fuel, and human rights and defense, were also supportive to Fund performance during this half year.

Thanking you once again for your trust,

Sincerely,

Claire Smith, Chief Executive Officer
Beyond Investing LLC, Adviser to the Fund

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Beyond Investing US Vegan Climate Index® is a passive rules-based index of primarily U.S. large cap stocks that seeks to avoid investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment and climate change. Quotes for the Index can be found under the symbol “VEGAN” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance does not guarantee future results.

The US Vegan Climate ETF is distributed by Quasar Distributors, LLC.

US Vegan Climate ETF

Portfolio Allocation

As of January 31, 2021 (Unaudited)

Sector	Percentage of Net Assets
Manufacturing ♦	35.0%
Information	23.8
Finance and Insurance	13.3
Administrative and Support and Waste Management and Remediation Services	12.3
Professional, Scientific, and Technical Services	3.5
Transportation and Warehousing	3.3
Real Estate and Rental and Leasing	3.0
Retail Trade	1.5
Wholesale Trade	1.3
Arts, Entertainment, and Recreation	0.6
Short-Term Investments	0.6
Construction	0.5
Health Care and Social Assistance	0.4
Management of Companies and Enterprises	0.4
Other Services (Except Public Administration)	0.2
Utilities	0.2
Other Assets in Excess of Liabilities	0.1
100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

US Vegan Climate ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Administrative and Support and Waste Management and Remediation Services — 12.3%
1,447	Accenture plc - Class A	$350,058
92	Booking Holdings, Inc. (a)	178,878
258	Broadridge Financial Solutions, Inc.	36,458
275	Equifax, Inc.	48,705
303	Expedia Group, Inc.	37,602
186	FleetCor Technologies, Inc. (a)	45,152
677	Global Payments, Inc.	119,504
830	IHS Markit, Ltd.	72,277
4,844	Mastercard, Inc. - Class A	1,532,109
369	Moody’s Corporation	98,250
2,670	PayPal Holdings, Inc. (a)	625,608
272	Teladoc Health, Inc. (a)	71,762
428	TransUnion	37,253
7,549	Visa, Inc. - Class A	1,458,844
		4,712,460
	Arts, Entertainment, and Recreation — 0.6%
1,737	Activision Blizzard, Inc.	158,067
652	Electronic Arts, Inc.	93,366
		251,433
	Construction — 0.5%
771	DR Horton, Inc.	59,213
614	Lennar Corporation - Class A	51,054
12	NVR, Inc. (a)	53,358
591	PulteGroup, Inc.	25,708
		189,333
	Finance and Insurance — 13.3%
1,504	Aflac, Inc.	67,951
33	Alleghany Corporation	18,706
692	Allstate Corporation	74,168
843	Ally Financial, Inc.	31,899
1,374	American Express Company	159,741
1,959	American International Group, Inc.	73,345
272	Ameriprise Financial, Inc.	53,821
569	Anthem, Inc.	168,982

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Finance and Insurance — 13.3% (Continued)
514	Aon plc - Class A	$104,393
892	Arch Capital Group, Ltd. (a)	28,018
429	Arthur J. Gallagher & Company	49,511
1,849	Bank of New York Mellon Corporation	73,646
530	Brown & Brown, Inc.	22,838
244	Cboe Global Markets, Inc.	22,382
1,290	Centene Corporation (a)	77,787
891	Chubb, Ltd.	129,792
832	Cigna Corporation	180,586
349	Cincinnati Financial Corporation	29,347
802	CME Group, Inc.	145,755
308	Comerica, Inc.	17,618
691	Discover Financial Services	57,726
617	DraftKings, Inc. - Class A (a)	33,386
90	Everest Re Group, Ltd.	18,997
631	Fidelity National Financial, Inc.	22,905
1,611	Fifth Third Bancorp	46,606
384	First Republic Bank	55,676
812	Hartford Financial Services Group, Inc.	38,992
297	Humana, Inc.	113,784
2,281	Huntington Bancshares, Inc.	30,166
1,223	Intercontinental Exchange, Inc.	134,958
2,210	KeyCorp	37,261
412	Lincoln National Corporation	18,742
278	M&T Bank Corporation	36,827
32	Markel Corporation (a)	31,023
79	MarketAxess Holdings, Inc.	42,720
1,149	Marsh & McLennan Companies, Inc.	126,287
1,190	Medical Properties Trust, Inc.	25,121
1,598	MetLife, Inc.	76,944
135	Molina Healthcare, Inc. (a)	28,837
184	MSCI, Inc.	72,735
326	Nasdaq, Inc.	44,098
947	PNC Financial Services Group, Inc.	135,913
1,328	Progressive Corporation	115,788

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Finance and Insurance — 13.3% (Continued)
893	Prudential Financial, Inc.	$69,904
277	Raymond James Financial, Inc.	27,681
2,176	Regions Financial Corporation	37,014
151	Reinsurance Group of America, Inc.	15,862
547	S&P Global, Inc.	173,399
114	SVB Financial Group (a)	49,907
1,278	Synchrony Financial	43,005
571	Travelers Companies, Inc.	77,827
3,052	Truist Financial Corporation	146,435
4,501	UnitedHealth Group, Inc.	1,501,443
925	Western Union Company	20,600
288	Willis Towers Watson plc	58,447
305	WR Berkley Corporation	18,953
		5,116,255
	Health Care and Social Assistance — 0.4%
600	HCA Healthcare, Inc.	97,488
511	Omega Healthcare Investors, Inc.	18,508
167	Universal Health Services, Inc. - Class B	20,822
		136,818
	Information — 23.8%
1,089	Adobe, Inc. (a)	499,601
363	Akamai Technologies, Inc. (a)	40,304
757	Altice USA, Inc. - Class A (a)	26,926
1,006	American Tower Corporation	228,724
191	ANSYS, Inc. (a)	67,685
16,224	AT&T, Inc.	464,493
498	Autodesk, Inc. (a)	138,160
906	Automatic Data Processing, Inc.	149,599
182	Avalara, Inc. (a)	27,300
341	Black Knight, Inc. (a)	27,856
16	Cable One, Inc.	32,000
623	Cadence Design Systems, Inc. (a)	81,233
293	Ceridian HCM Holding, Inc. (a)	27,223
273	Chegg, Inc. (a)	26,006
278	Citrix Systems, Inc.	37,060

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Information — 23.8% (Continued)
10,326	Comcast Corporation - Class A	$511,860
83	CoStar Group, Inc. (a)	74,676
153	Coupa Software, Inc. (a)	47,410
398	Crowdstrike Holdings, Inc. - Class A (a)	85,888
951	Crown Castle International Corporation	151,456
260	CyrusOne, Inc.	18,967
353	Datadog, Inc. - Class A (a)	36,271
397	DocuSign, Inc. (a)	92,457
198	Equinix, Inc.	146,512
81	FactSet Research Systems, Inc.	24,490
62	Fair Isaac Corporation (a)	27,907
1,407	Fidelity National Information Services, Inc.	173,708
1,275	Fiserv, Inc. (a)	130,930
96	HubSpot, Inc. (a)	35,731
574	Intuit, Inc.	207,346
335	Liberty Broadband Corporation - Class C (a)	48,927
2,479	Lumen Technologies, Inc.	30,690
7,608	Microsoft Corporation	1,764,752
120	MongoDB, Inc. (a)	44,353
1,306	NortonLifeLock, Inc.	27,517
4,251	Oracle Corporation	256,888
112	Paycom Software, Inc. (a)	42,531
1,042	Pinterest, Inc. - Class A (a)	71,387
170	RingCentral, Inc. - Class A (a)	63,396
237	Roku, Inc. (a)	92,200
1,997	salesforce.com, Inc. (a)	450,443
1,051	Slack Technologies, Inc. - Class A (a)	44,321
2,402	Snap, Inc. - Class A (a)	127,162
362	Splunk, Inc. (a)	59,741
512	SS&C Technologies Holdings, Inc.	32,195
341	Synopsys, Inc. (a)	87,108
253	Take-Two Interactive Software, Inc. (a)	50,714
1,326	T-Mobile US, Inc. (a)	167,182
304	Twilio, Inc. - Class A (a)	109,267
1,737	Twitter, Inc. (a)	87,771

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Information — 23.8% (Continued)
90	Tyler Technologies, Inc. (a)	$38,051
304	Veeva Systems, Inc. - Class A (a)	84,038
229	VeriSign, Inc. (a)	44,442
366	Verisk Analytics, Inc.	67,161
24,510	Verizon Communications, Inc.	1,341,923
394	Workday, Inc. - Class A (a)	89,647
256	Zendesk, Inc. (a)	36,925
419	Zoom Video Communications, Inc. - Class A (a)	155,897
		9,156,408
	Management of Companies and Enterprises — 0.4%
1,026	Capital One Financial Corporation	106,971
965	Citizens Financial Group, Inc.	35,164
		142,135
	Manufacturing — 35.0% ♦
2,659	Advanced Micro Devices, Inc. (a)	227,717
205	Allegion plc	21,937
461	Alphabet, Inc. - Class A (a)	842,413
459	Alphabet, Inc. - Class C (a)	842,605
13,663	Apple, Inc.	1,802,969
2,064	Applied Materials, Inc.	199,548
121	Arista Networks, Inc. (a)	37,215
101	Beyond Meat, Inc. (a)	17,986
894	Broadcom, Inc.	402,747
1,971	Carrier Global Corporation	75,884
8,920	Cisco Systems, Inc.	397,654
378	Cognex Corporation	31,045
298	Crown Holdings, Inc. (a)	26,865
330	Cummins, Inc.	77,359
639	Deere & Company	184,543
550	Dell Technologies, Inc. - Class C (a)	40,090
325	Dover Corporation	37,859
909	Eaton Corporation plc	106,989
150	Energizer Holdings, Inc.	6,576
253	Enphase Energy, Inc. (a)	46,135
308	Fortinet, Inc. (a)	44,583

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Manufacturing — 35.0% ♦ (Continued)
308	Fortune Brands Home & Security, Inc.	$26,565
167	IDEX Corporation	31,094
145	Ingredion, Inc.	10,943
9,690	Intel Corporation	537,892
743	Juniper Networks, Inc.	18,144
421	Keysight Technologies, Inc. (a)	59,609
327	Lam Research Corporation	158,252
75	Lennox International, Inc.	20,662
1,511	Marvell Technology Group, Ltd.	77,756
603	Maxim Integrated Products, Inc.	52,889
52	Mettler-Toledo International, Inc. (a)	60,741
560	Microchip Technology, Inc.	76,222
2,532	Micron Technology, Inc. (a)	198,180
96	Monolithic Power Systems, Inc.	34,108
382	Motorola Solutions, Inc.	64,004
78	MSA Safety, Inc.	12,177
503	NetApp, Inc.	33,419
115	Nordson Corporation	20,584
3,036	NVIDIA Corporation	1,577,475
983	Otis Worldwide Corporation	63,551
774	PACCAR, Inc.	70,604
209	Packaging Corporation of America	28,102
209	Palo Alto Networks, Inc. (a)	73,307
289	Parker-Hannifin Corporation	76,472
504	Peloton Interactive, Inc. - Class A (a)	73,650
906	Plug Power, Inc. (a)	57,232
255	Qorvo, Inc. (a)	43,574
2,568	QUALCOMM, Inc.	401,327
259	Rockwell Automation, Inc.	64,369
508	Seagate Technology plc	33,589
377	Skyworks Solutions, Inc.	63,807
836	Square, Inc. - Class A (a)	180,543
362	Stanley Black & Decker, Inc.	62,803
374	Teradyne, Inc.	42,442
3,680	Tesla, Inc. (a)	2,920,190

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Manufacturing — 35.0% ♦ (Continued)
2,083	Texas Instruments, Inc.	$345,132
543	Trane Technologies plc	77,839
565	Trimble, Inc. (a)	37,239
204	Varian Medical Systems, Inc. (a)	35,816
140	Waters Corporation (a)	37,054
675	Western Digital Corporation	38,090
406	Westinghouse Air Brake Technologies Corporation	30,129
117	Zebra Technologies Corporation - Class A (a)	45,376
		13,443,672
	Other Services (Except Public Administration) — 0.2%
553	Match Group, Inc. (a)	77,343

	Professional, Scientific, and Technical Services — 3.5%
300	Amdocs, Ltd.	21,186
321	CDW Corporation	42,263
693	Cerner Corporation	55,516
1,232	Cognizant Technology Solutions Corporation - Class A	96,034
1,537	eBay, Inc.	86,856
119	EPAM Systems, Inc. (a)	40,987
285	Extra Space Storage, Inc.	32,430
195	Gartner, Inc. (a)	29,623
376	GoDaddy, Inc. - Class A (a)	29,546
174	IAC/InterActiveCorporation (a)	36,531
2,028	International Business Machines Corporation	241,555
424	IQVIA Holdings, Inc. (a)	75,387
168	Jack Henry & Associates, Inc.	24,325
270	Okta, Inc. (a)	69,933
482	Omnicom Group, Inc.	30,067
731	Paychex, Inc.	63,831
432	ServiceNow, Inc. (a)	234,645
94	Trade Desk, Inc. - Class A (a)	72,003
183	VMware, Inc. - Class A (a)	25,227
164	Zscaler, Inc. (a)	32,751
		1,340,696

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Real Estate and Rental and Leasing — 3.0%
3,180	Annaly Capital Management, Inc.	$25,822
319	AvalonBay Communities, Inc.	52,211
323	Boston Properties, Inc.	29,480
214	Camden Property Trust	21,860
731	CBRE Group, Inc. - Class A (a)	44,576
840	Duke Realty Corporation	33,230
377	Equity LifeStyle Properties, Inc.	22,937
832	Equity Residential	51,284
146	Essex Property Trust, Inc.	34,983
166	Federal Realty Investment Trust	14,535
1,273	Invitation Homes, Inc.	37,528
255	Mid-America Apartment Communities, Inc.	33,851
1,674	Prologis, Inc.	172,757
338	Public Storage	76,936
783	Realty Income Corporation	46,244
379	Regency Centers Corporation	17,881
249	SBA Communications Corporation	66,899
691	Simon Property Group, Inc.	64,215
238	Sun Communities, Inc.	34,065
661	UDR, Inc.	25,415
160	United Rentals, Inc. (a)	38,882
842	Ventas, Inc.	38,791
484	VEREIT, Inc.	17,051
406	Vornado Realty Trust	16,143
949	Welltower, Inc.	57,509
388	WP Carey, Inc.	25,763
321	Zillow Group, Inc. - Class C (a)	41,878
		1,142,726
	Retail Trade — 1.5%
154	Advance Auto Parts, Inc.	22,968
170	AutoNation, Inc. (a)	12,118
52	AutoZone, Inc. (a)	58,155
523	Best Buy Company, Inc.	56,913
371	CarMax, Inc. (a)	43,696
152	Carvana Company (a)	39,701

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Retail Trade — 1.5% (Continued)
322	Charter Communications, Inc. - Class A (a)	$195,634
93	FirstCash, Inc.	5,476
1,204	KKR & Company, Inc.	46,896
56	Lithia Motors, Inc. - Class A	17,846
162	O’Reilly Automotive, Inc. (a)	68,926
		568,329
	Transportation and Warehousing — 3.3%
301	CH Robinson Worldwide, Inc.	25,754
1,733	CSX Corporation	148,613
378	Expeditors International of Washington, Inc.	33,839
551	FedEx Corporation	129,672
646	Iron Mountain, Inc.	21,751
208	Kansas City Southern	42,155
576	Norfolk Southern Corporation	136,293
237	Old Dominion Freight Line, Inc.	45,978
2,542	Uber Technologies, Inc. (a)	129,464
1,543	Union Pacific Corporation	304,696
1,607	United Parcel Service, Inc. - Class B	249,085
		1,267,300
	Utilities — 0.2%
78	American States Water Company	6,026
411	American Water Works Company, Inc.	65,357
191	First Solar, Inc. (a)	18,938
		90,321
	Wholesale Trade — 1.3%
479	Copart, Inc. (a)	52,570
1,305	Fastenal Company	59,495
326	Genuine Parts Company	30,605
320	Henry Schein, Inc. (a)	21,072
1,688	Johnson Controls International plc	84,096
348	KLA Corporation	97,464
590	LKQ Corporation (a)	20,703
368	McKesson Corporation	64,205

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Wholesale Trade — 1.3% (Continued)
83	Pool Corporation	$29,397
342	Sunrun, Inc. (a)	23,690
101	W.W. Grainger, Inc.	36,804
		520,101
	TOTAL COMMON STOCKS (Cost $31,443,306)	38,155,330

	SHORT-TERM INVESTMENTS — 0.6%
237,535	First American Government Obligations Fund, Class X — 0.04% *	237,535
	TOTAL SHORT-TERM INVESTMENTS (Cost $237,535)	237,535
	TOTAL INVESTMENTS (Cost $31,680,841) — 99.9%	38,392,865
	Other Assets in Excess of Liabilities — 0.1%	37,003
	NET ASSETS — 100.0%	$38,429,868

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of January 31, 2021.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Assets and Liabilities

January 31, 2021 (Unaudited)

ASSETS
Investments in securities, at value (Cost $31,680,841)	$38,392,865
Receivable for capital shares sold	853,998
Dividends and interest receivable	33,888
Total assets	39,280,751

LIABILITIES
Payable for securities purchased	831,815
Management fees payable	19,068
Total liabilities	850,883
NET ASSETS	$38,429,868

Nets Assets Consist of:
Paid-in capital	$31,541,323
Total distributable earnings (accumulated deficit)	6,888,545
Net assets	$38,429,868

Net Asset Value:
Net assets	$38,429,868
Shares outstanding^	1,125,000
Net asset value, offering and redemption price per share	$34.16

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Operations

For the Six-Months Ended January 31, 2021 (Unaudited)

INCOME
Dividends	$202,975
Interest	31
Total investment income	203,006

EXPENSES
Management fees	89,807
Total expenses	89,807

Net investment income (loss)	113,199

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	320,887
Change in unrealized appreciation (depreciation) on investments	4,356,087
Net realized and unrealized gain (loss) on investments	4,676,974
Net increase (decrease) in net assets resulting from operations	$4,790,173

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statements of Changes in Net Assets

	Six-Months Ended January 31, 2021 (Unaudited)	Period Ended July 31, 2020 (1)
OPERATIONS
Net investment income (loss)	$113,199	$151,674
Net realized gain (loss) on investments	320,887	(171,944)
Change in unrealized appreciation (depreciation) on investments	4,356,087	2,355,937
Net increase (decrease) in net assets resulting from operations	4,790,173	2,335,667

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(110,813)	(126,482)
Total distributions to shareholders	(110,813)	(126,482)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	12,995,453	20,214,970
Payments for shares redeemed	(1,669,100)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	11,326,353	20,214,970
Net increase (decrease) in net assets	$16,005,713	$22,424,155

NET ASSETS
Beginning of period	$22,424,155	$—
End of period	$38,429,868	$22,424,155

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	400,000	775,000
Redemptions	(50,000)	—
Net increase (decrease)	350,000	775,000

(1)	The Fund commenced operations on September 9, 2019. The information presented is for the period from September 9, 2019 to July 31, 2020.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Financial Highlights

For a capital share outstanding throughout each period

	Six-Months Ended January 31, 2021 (Unaudited)		Period Ended July 31, 2020 (1)
Net asset value, beginning of period	$28.93		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.12		0.27
Net realized and unrealized gain (loss) on investments	5.22		3.87
Total from investment operations	5.34		4.14

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.11)		(0.21)
Total distributions	(0.11)		(0.21)
Net asset value, end of period	$34.16		$28.93

Total return	18.47	%(3)	16.71	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$38,430		$22,424

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)	0.60	%(4)
Net investment income (loss) to average net assets	0.76	%(4)	1.16	%(4)
Portfolio turnover rate (5)	8	%(3)	18	%(3)

(1)	Commencement of operations on September 9, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Notes to Financial Statements
January 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate Index® (the “Index”). The Fund commenced operations on September 9, 2019.

The end of the reporting period for the Fund is January 31, 2021, and the period covered by these Notes to Financial Statements is the six-month period from August 1, 2020 to January 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® Exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2021 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2021 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,155,330	$—	$—	$38,155,330
Short-Term Investments	237,535	—	—	237,535
Total Investments in Securities	$38,392,865	$—	$—	$38,392,865

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2021 (Unaudited) (Continued)

income and expense are recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2021 (Unaudited) (Continued)

For the fiscal period ended July 31, 2020, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$0	$0

During the fiscal period ended July 31, 2020, the Fund realized $0 in net capital gains resulting from in-kind redemptions.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.60% at an annual rate based on the Fund’s average daily net assets.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2021 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,972,166 and $2,489,940, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $11,193,816 and $1,518,106, respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at July 31, 2020 were as follows:

Tax cost of investments	$20,081,026
Gross tax unrealized appreciation	$3,447,858
Gross tax unrealized depreciation	(1,121,027)
Net tax unrealized appreciation (depreciation)	2,326,831
Undistributed ordinary income	25,192
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(142,838)
Distributable earnings (accumulated deficit)	$2,209,185

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2021 (Unaudited) (Continued)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2020, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of July 31, 2020, the Fund had a short-term capital loss carryforward of $142,838. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the current fiscal period are as follows:

Period Ended July 31, 2020
Ordinary Income	Capital Gains
$126,482	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE ARCA”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2021 (Unaudited) (Continued)

of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended January 31, 2021 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended January 31, 2021 (Unaudited) (Continued)

	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,184.70	$3.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

(1)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

US Vegan Climate ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

US Vegan Climate ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended July 31, 2020, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended July 31, 2020 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.veganetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.veganetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.veganetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

US Vegan Climate ETF

Information about the Fund’s Trustees

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.veganetf.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.veganetf.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser
Beyond Investing, LLC
14391 Spring Hill Drive, Suite 301
Spring Hill, Florida 34609

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider
Beyond Advisors IC
Digital Hub Jersey, Block 3, Ground Floor Grenvile Street
St. Helier, Jersey JE2 4UF

Distributor
Quasar Distributors, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

US Vegan Climate ETF
Symbol – VEGN
CUSIP – 26922A297

(b.) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		ETF Series Solutions

By (Signature and Title)*		/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/8/2021

By (Signature and Title)*		/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	4/8/2021

*	Print the name and title of each signing officer under his or her signature.